Provisions - Other provisions (Detail) - Miscellaneous other provisions [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [Line Items]
Other provisions at beginning of period	€ 392	€ 432	€ 499
Additional provisions, other provisions	161	143	169
Provision used, other provisions	109	127	178
Unused provision reversed, other provisions	49	61	57
Increase through adjustments arising from passage of time, other provisions	(1)	1	2
Increase (decrease) through net exchange differences, other provisions	(21)	10	(3)
Other provisions at end of period	372	392	432
IFRS 16 [Member]
Provisions [Line Items]
Other provisions at beginning of period	€ (6)	426
Other provisions at end of period		€ (6)	€ 426